Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense

Income tax expense consisted of the following:

	Successor	Predecessor
	Period from February 10 to December 31, 2020	Period from January 1 to February 9, 2020	Year ended December 31, 2019
Current:
Foreign	$3,787	$424	$3,039
Federal	—	—	—
Deferred:
Foreign	(962)	343	(571)
Federal	—	—	—

Income tax expense	$2,825	$767	$2,468

Summary of Income (Loss) Before Income Tax Expense

Income (loss) before income tax expense by geographic area was as follows:

	Successor	Predecessor
	Period from February 10 to December 31, 2020	Period from January 1 to February 9, 2020	Year ended December 31, 2019
Domestic	$(176,706)	$8,019	$(30,067)
Foreign	(12,411)	(1,075)	(11,910)

Income (loss) before income tax expense	$(189,117)	$6,944	$(41,977)

Summary of Reconciliation of Income Tax Expense Computed at Statutory Rates

A reconciliation of the income tax expense computed at statutory rates was as follows:

	Successor	Predecessor
	Period from February 10 to December 31, 2020	Period from January 1 to February 9, 2020	Year ended December 31, 2019
Statutory tax rate	21%	21%	21%
Income (loss) before income taxes	$(189,117)	$6,944	$(41,977)

Expected income tax expense (benefit)	(39,715)	1,458	(8,815)
Increase (decrease) income tax expense resulting from:
Foreign earnings subject to different tax rates	(1,025)	(98)	703
Valuation allowance	22,549	739	712
Share-based compensation	14,668	—	—
Non-taxable earnings	1,789	(1,581)	7,317
Uncertain tax position	592	—	319
Non-deductible expenses	3,053	249	2,232
Tax law change	2,414	—	—
State taxes	(1,205)	—	—
Other	(295)	—	—

Income tax expense	$2,825	$767	$2,468

Schedule of Deferred Income Tax Assets and Liabilities After Applying Enacted Statutory Tax Rates

The significant components of deferred income tax assets and liabilities were as follows:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Deferred income tax assets:
Operating losses carried forward	$24,140	$14,063
Amortization	—	5,371
Depreciation	627	522
Investment in partnership	11,770	—
Other	214	12

Deferred income tax assets	36,751	19,968
Valuation allowance	(27,105)	(18,977)

Deferred income tax assets, net of valuation allowance	9,646	991

Deferred income tax liabilities:
Amortization	(65,610)	—

Deferred income tax liabilities	(65,610)	—

Net deferred income tax asset (liability)	$(55,964)	$991

Schedule of Reconciliation of Activity Related to Unrecognized Income Tax Benefits

A reconciliation of the activity related to unrecognized income tax benefits follows:

	Successor	Predecessor
	Period from February 10 to December 31, 2020	Period from January 1 to February 9, 2020	Year ended December 31, 2019
Beginning balance	$3,879	$3,879	$3,560
Increases related to prior-year tax positions	1,946	—	—
Increases related to current-year tax positions	—	—	319

Ending balance	$5,825	$3,879	$3,879